Consolidated statements of comprehensive income - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and fees income
Interest and financing service fee on loans	¥ 4,278,820,368	¥ 3,406,110,592	¥ 1,242,128,524
Interest on deposits with banks	13,844,598	4,337,177	1,417,305
Total interest and fees income	4,292,664,966	3,410,447,769	1,243,545,829
Interest expense
Interest expense on interest-bearing borrowings	(1,942,449,117)	(1,401,191,685)	(442,661,324)
Interest expense paid to related parties	(610,405)	(8,714,000)
Total interest expense	(1,943,059,522)	(1,409,905,685)	(442,661,324)
Net interest and fees income	2,349,605,444	2,000,542,084	800,884,505
Provision for credit losses	(433,753,901)	(306,752,951)	(111,362,044)
Net interest and fees income after provision for credit losses	1,915,851,543	1,693,789,133	689,522,461
Realized gains/(losses) on sales of investments, net	3,185,026	(11,527,798)	66,878,501
Other-than-temporary losses on available-for-sale investments			(36,692,695)
Other gains/(losses), net	(14,582,940)	23,979,610	36,261,933
Total non-interest revenue	(11,397,914)	12,451,812	66,447,739
Operating expenses
Employee compensation and benefits	(443,071,028)	(545,956,248)	(299,225,819)
Share-based compensation expenses	(39,715,168)	(182,689,766)
Taxes and surcharges	(81,198,115)	(38,835,933)	(48,207,495)
Rental and property management expenses	(58,317,758)	(47,896,817)	(24,404,690)
Impairment of goodwill			(20,279,026)
Offering expenses	(10,858,717)
Other expenses	(113,555,657)	(82,194,556)	(75,807,908)
Total operating expenses	(746,716,443)	(897,573,320)	(467,924,938)
Income before income tax	1,157,737,186	808,667,625	288,045,262
Income tax expense	(296,828,475)	(275,994,868)	(52,603,423)
Net income	¥ 860,908,711	¥ 532,672,757	¥ 235,441,839
Earnings per share
Basic	¥ 0.69	¥ 0.43	¥ 0.19
Diluted	¥ 0.62	¥ 0.40	¥ 0.19
Other comprehensive (losses) / income
Net unrealized (losses) / income on available-for-sale investments	¥ 1,585,705	¥ (2,601,355)	¥ (194,680,052)
Foreign currency translation adjustment	(1,682,779)	(198,794)	(778,538)
Comprehensive income	¥ 860,811,637	¥ 529,872,608	¥ 39,983,249